Filed pursuant to Rule 497(j)

Registration Nos. 333-140967 and 811-22023

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Managed Accounts Portfolios Trust (the “Registrant”)
File No. 333-140967

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Municipal Total Return Managed Accounts Portfolio, Nuveen Core Impact Bond Managed Accounts Portfolio, Nuveen Emerging Markets Debt Managed Accounts Portfolio, Nuveen High Yield Managed Accounts Portfolio, Nuveen Preferred Securities and Income Managed Accounts Portfolio, Nuveen Securitized Credit Managed Accounts Portfolio and Nuveen Ultra Short Municipal Managed Accounts Portfolio, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 46, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on November 28, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren